Stock-Based Compensation - Schedule of Activity for All Stock Options Granted (Details) - Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Activity For All Stock Options Granted [Line Items]
Options outstanding, Exercised		(1,104,673)	(108,940)	(315,268)
Weighted average exercise price, Exercised (in Dollars per share)		$ 8.8	$ 11	$ 12.2
Options outstanding, Vested and expected to vest		1,657,852
Weighted average exercise price, Vested and expected to vest (in Dollars per share)		$ 14.02
Average remaining contractual terms, Vested and expected to vest		5 years 5 months 15 days
Aggregate intrinsic Value, Vested and expected to vest (in Dollars)
Options outstanding, Exercisable		1,657,852
Weighted average exercise price, Exercisable (in Dollars per share)		$ 14.02
Average remaining contractual terms, Exercisable		5 years 5 months 15 days
Aggregate intrinsic Value, Exercisable (in Dollars)
Options outstanding, Grant
Options outstanding, Forfeited or expired		(58,549)	(21,756)	(2,982)
Weighted average exercise price, Forfeited or expired (in Dollars per share)		$ 11	$ 11	$ 14.6
Options outstanding ,Outstanding Ending balance	3,270,020	1,657,852	2,821,074	2,951,770
Weighted average exercise price ,Outstanding Ending balance (in Dollars per share)	$ 12	$ 14.02	$ 11.93	$ 12
Average remaining contractual terms, Outstanding Ending balance	7 years 3 months 18 days	5 years 5 months 15 days	5 years 5 months 1 day	6 years 5 months 15 days
Aggregate intrinsic Value, Outstanding Ending balance (in Dollars)	$ 639,131		$ 37,431	$ 42,143